Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of reconciliation of changes in intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Cost
At January 1, 2017	2,088	2,258	234	64	4,644
Additions	—	—	5	16	21
Derecognition of fully amortized assets	—	(42)	—	—	(42)
Exchange	113	139	12	8	272
At December 31, 2017	2,201	2,355	251	88	4,895
Amortization
At January 1, 2017		(399)	(87)	(43)	(529)
Charge for the year		(225)	(31)	(8)	(264)
Derecognition of fully amortized assets		42	—	—	42
Exchange		(25)	(8)	(7)	(40)
At December 31, 2017		(607)	(126)	(58)	(791)
Net book value
At December 31, 2017	2,201	1,748	125	30	4,104
Cost
At January 1, 2018	2,201	2,355	251	88	4,895
Additions	—	—	12	25	37
Impairment	(186)	—	—	—	(186)
Exchange	(45)	(55)	(8)	(3)	(111)
At December 31, 2018	1,970	2,300	255	110	4,635
Amortization
At January 1, 2018		(607)	(126)	(58)	(791)
Charge for the year		(227)	(30)	(8)	(265)
Exchange		17	3	2	22
At December 31, 2018		(817)	(153)	(64)	(1,034)
Net book value
At December 31, 2018	1,970	1,483	102	46	3,601

Summary of goodwill allocation

	At December 31,
	2018	2017
	$'m	$'m
Metal Packaging Europe - excluding the Beverage Can Business ('Metal Europe')	305	320
Metal Packaging Americas - excluding the Beverage Can Business ('Metal Americas')	29	29
Metal Packaging Europe - Beverage Can Business ('Beverage Europe')	577	604
Metal Packaging Americas - Beverage Can Business ('Beverage Americas')	437	437
Glass Packaging Europe	62	65
Glass Packaging North America	560	746
Total Goodwill	1,970	2,201

Schedule of significant goodwill amounts arising in the groups of CGUs

						Glass
					Glass	Packaging
	Metal	Metal	Beverage	Beverage	Packaging	North
	Europe	Americas	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%	$'m/%	$'m/%
2018
Carrying amount of goodwill	305	29	577	437	62	560
Excess of recoverable amount	1,672	299	1,673	1,085	2,222	N/A
Pre-tax discount rate applied	7.6	9.7	6.7	9.6	8.5	N/A
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	N/A
2017
Carrying amount of goodwill	320	29	604	437	65	746
Excess of recoverable amount	3,104	451	1,650	786	2,907	859
Pre-tax discount rate applied	7.3	8.3	7.4	9.6	8.2	9.1
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	1.5